Related Party Transactions (Details) $ in Thousands	1 Months Ended													12 Months Ended
	Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2023 equityInstrument	Oct. 31, 2023 shares	Jul. 31, 2023 shares	Apr. 30, 2023 shares	Dec. 31, 2022 shares	Oct. 31, 2022 shares	Jul. 31, 2022 shares	Apr. 30, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of transactions between related parties [line items]
Numbers of stock options granted in the year (in shares)	20,296	33,529	660,166	42,243	79,305	79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	756,234	844,011	1,021,642
Senior management
Disclosure of transactions between related parties [line items]
Gross salary														$ 4,529	$ 4,161	$ 4,199
Variable pay														3,084	2,816	3,077
Employer social security														1,473	807	1,015
Other short term benefits														672	545	372
Termination Benefits														0	0	0
Post-employment benefits for the Senior Management Team														274	167	104
Cost of stock options granted in the year for the Senior Management Team														17,758	27,983	18,393
Cost of restricted stock units granted in the year for the Senior Management Team														16,211	11,694	9,594
Employer social security cost related to stock options														2,825	(494)	1,101
Total benefits for key management personnel														$ 46,826	$ 47,679	$ 37,855
Numbers of stock options granted in the year (in shares) | shares														98,306	132,100	117,600
Numbers of restricted stock units granted in the year (in shares) | shares														36,365	30,425	26,500
Non-executive directors
Disclosure of transactions between related parties [line items]
Board fees and other short-term benefits for Non-Executive Directors														$ 731	$ 533	$ 437
Cost of stock options granted in the year for the Senior Management Team														0	2,280	3,643
Cost of restricted stock units granted in the year for the Senior Management Team														4,511	1,034	1,850
Total benefits for key management personnel														$ 5,242	$ 3,847	$ 5,929
Numbers of stock options granted in the year (in shares) | shares														0	12,400	21,600
Numbers of restricted stock units granted in the year (in shares) | shares														10,118	2,713	4,800